Accrued Expenses (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Schedule of Accrued Liabilities [Line Items]
Accrued advertising expenses	$ 696	$ 717
Accrued royalties	967	1,269
Accrued professional fees	1,319	3,263
Other	2,200	3,059
Accrued expenses (Note 18)	5,182	10,634
BetClic Everest Group
Schedule of Accrued Liabilities [Line Items]
Other		$ 2,326